Going Concern (Details) (USD $)	Sep. 30, 2012	Mar. 31, 2012	Apr. 05, 2011
Going Concern (Textual)
Working capital deficit	$ 1,466,971	$ 158,213
Accumulated deficit during development stage	$ 5,313,446	$ 159,387	$ 4,001,836